Long Term Debt (Details) - Schedule of long term debt ₪ in Thousands, ¥ in Thousands, $ in Thousands		Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 JPY (¥)
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		$ 32,543			$ 23,622
Current maturities			₪ (12,388)		(10,270)
Long-term Debt, Total		20,155			13,352
Loans from banks and other [Member]
Debt Instrument [Line Items]
Loans from banks and other | ₪	[1]		₪ 17,475			₪ 23,534
Bank loan [Member]
Debt Instrument [Line Items]
Bank loan	[2]	$ 15,000
Other long term debt [Member]
Debt Instrument [Line Items]
Other long term debt | ¥				¥ 68			¥ 88
Minimum [Member] | Loans from banks and other [Member]
Debt Instrument [Line Items]
Loans from banks and other		1.70%	1.70%	1.70%
Maximum [Member] | Loans from banks and other [Member]
Debt Instrument [Line Items]
Loans from banks and other		5.00%	5.00%	5.00%
Maximum [Member] | Bank loan [Member]
Debt Instrument [Line Items]
Bank loan		2.10%	2.10%	2.10%
Maximum [Member] | Other long term debt [Member]
Debt Instrument [Line Items]
Other long term debt		1.90%	1.90%	1.90%

[1]	This is mainly comprised of a bank loan obtained by the Company on November 2016 in the amount of $ 31,356. The loan is linked to the New Israel Shekel, and was obtained from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.
[2]	On June 1, 2021, the Company obtained a loan in the amount of $ 15,000 from an Israeli bank. The principal amount of the loan is payable in eight equal annual installments with the final payment due on December 1, 2025 and bears a fixed interest rate of LIBOR + 2.1% per annum, payable in two semi-annual payments.